Notes Payable - Schedule of Principal Maturities of Notes Payable (Details) (Integrated Medicine and Chiropractic Regeneration Center PSC) - USD ($)	Sep. 30, 2018	Mar. 31, 2018
2018 (9 months)	$ 3,855,628
2019	106,554
2020	86,081
2021	73,147
Total	$ 4,213,325
Integrated Medicine and Chiropractic Regeneration Center PSC [Member]
2018 (9 months)		$ 48,412
2019		34,675
2020		20,000
2021		20,000
Total		$ 123,087